UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21809

Nuveen Equity Premium and Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium and Growth Fund (JPG)
March 31, 2012

Shares	Description (1)				Value
	Common Stocks – 101.7% (5)
	Aerospace & Defense – 2.7%
21,790	Boeing Company				$ 1,620,522
5,209	Goodrich Corporation				653,417
24,793	Honeywell International Inc.				1,513,613
14,434	Raytheon Company				761,827
22,344	United Technologies Corporation				1,853,211
	Total Aerospace & Defense				6,402,590
	Air Freight & Logistics – 0.9%
26,116	United Parcel Service, Inc., Class B				2,108,084
	Airlines – 0.2%
13,335	Lan Airlines S.A., Sponsored ADR				387,915
	Auto Components – 0.1%
9,310	Cooper Tire & Rubber				141,698
5,900	Dana Holding Corporation, (2)				91,450
	Total Auto Components				233,148
	Automobiles – 0.5%
92,502	Ford Motor Company				1,155,350
	Beverages – 2.2%
43,294	Coca-Cola Company				3,204,189
29,903	PepsiCo, Inc.				1,984,064
	Total Beverages				5,188,253
	Biotechnology – 0.8%
11,864	Celgene Corporation, (2)				919,697
20,273	Gilead Sciences, Inc., (2)				990,336
10,546	PDL Biopahrma Inc.				66,967
	Total Biotechnology				1,977,000
	Capital Markets – 1.4%
53,257	Charles Schwab Corporation				765,303
24,627	Federated Investors Inc.				551,891
4,957	Goldman Sachs Group, Inc.				616,502
46,141	Morgan Stanley				906,209
14,786	Waddell & Reed Financial, Inc., Class A				479,214
	Total Capital Markets				3,319,119
	Chemicals – 2.4%
28,466	Dow Chemical Company				986,062
22,768	E.I. Du Pont de Nemours and Company				1,204,427
14,400	Eastman Chemical Company				744,336
11,108	Monsanto Company				885,974
27,935	Olin Corporation				607,586
8,609	PPG Industries, Inc.				824,742
16,530	RPM International, Inc.				432,921
	Total Chemicals				5,686,048
	Commercial Banks – 2.9%
12,993	Comerica Incorporated				420,453
12,783	Fifth Third Bancorp.				179,601
11,582	First Horizon National Corporation				120,221
8,574	FirstMerit Corporation				144,558
49,105	Huntington BancShares Inc.				316,727
33,673	Regions Financial Corporation				221,905
54,745	U.S. Bancorp				1,734,322
110,001	Wells Fargo & Company				3,755,434
	Total Commercial Banks				6,893,221
	Commercial Services & Supplies – 0.2%
5,330	Avery Dennison Corporation				160,593
14,872	Deluxe Corporation				348,302
8,400	Kimball International Inc., Class B				58,044
	Total Commercial Services & Supplies				566,939
	Communications Equipment – 2.6%
119,640	Cisco Systems, Inc.				2,530,386
11,151	Motorola Mobility Holdings Inc., (2)				437,565
14,740	Motorola Solutions Inc.				749,234
36,045	QUALCOMM, Inc.				2,451,781
2,984	Research In Motion Limited, (2)				43,895
	Total Communications Equipment				6,212,861
	Computers & Peripherals – 5.6%
17,499	Apple, Inc., (2)				10,490,126
30,455	Dell Inc., (2)				505,553
53,151	EMC Corporation, (2)				1,588,152
25,651	Hewlett-Packard Company				611,263
	Total Computers & Peripherals				13,195,094
	Consumer Finance – 0.5%
21,390	American Express Company				1,237,625
	Containers & Packaging – 0.2%
19,132	Packaging Corp. of America				566,116
	Distributors – 0.5%
20,380	Genuine Parts Company				1,278,845
	Diversified Consumer Services – 0.1%
5,562	Apollo Group, Inc., (2)				214,916
	Diversified Financial Services – 4.2%
225,158	Bank of America Corporation				2,154,762
55,290	Citigroup Inc.				2,020,850
2,592	CME Group, Inc.				749,943
4,327	Intercontinental Exchange, Inc., (2)				594,616
88,552	JP Morgan Chase & Co.				4,071,621
9,862	New York Stock Exchange Euronext				295,959
	Total Diversified Financial Services				9,887,751
	Diversified Telecommunication Services – 3.4%
3,700	Alaska Communications Systems Group Inc.				11,396
148,663	AT&T Inc.				4,642,745
111,815	Frontier Communications Corporation				466,269
77,294	Verizon Communications Inc.				2,954,950
	Total Diversified Telecommunication Services				8,075,360
	Electric Utilities – 1.6%
65,207	Duke Energy Corporation				1,369,999
60,439	Great Plains Energy Incorporated				1,225,099
22,084	Progress Energy, Inc.				1,172,881
	Total Electric Utilities				3,767,979
	Electrical Equipment – 0.9%
5,127	Cooper Industries Inc.				327,872
24,498	Emerson Electric Company				1,278,306
6,854	Rockwell Automation, Inc.				546,264
	Total Electrical Equipment				2,152,442
	Electronic Equipment & Instruments – 0.3%
48,583	Corning Incorporated				684,049
	Energy Equipment & Services – 2.4%
12,531	Baker Hughes Incorporated				525,550
2,246	Carbo Ceramics Inc.				236,841
32,012	Halliburton Company				1,062,478
9,961	National-Oilwell Varco Inc.				791,601
12,997	Noble Corporation				486,998
33,310	Schlumberger Limited				2,329,368
1,869	Tidewater Inc.				100,963
	Total Energy Equipment & Services				5,533,799
	Food & Staples Retailing – 1.9%
28,828	CVS Caremark Corporation				1,291,494
23,426	SUPERVALU INC.				133,762
40,066	Wal-Mart Stores, Inc.				2,452,039
5,987	Whole Foods Market, Inc.				498,118
	Total Food & Staples Retailing				4,375,413
	Food Products – 1.3%
13,960	Archer-Daniels-Midland Company				441,974
33,648	ConAgra Foods, Inc.				883,596
46,877	Kraft Foods Inc.				1,781,795
	Total Food Products				3,107,365
	Gas Utilities – 0.5%
13,578	AGL Resources Inc.				532,529
7,318	ONEOK, Inc.				597,588
	Total Gas Utilities				1,130,117
	Health Care Equipment & Supplies – 0.6%
28,854	Boston Scientific Corporation, (2)				172,547
3,976	Hologic Inc., (2)				85,683
31,998	Medtronic, Inc.				1,254,002
	Total Health Care Equipment & Supplies				1,512,232
	Health Care Providers & Services – 2.6%
13,746	Aetna Inc.				689,499
1,637	Brookdale Senior Living Inc., (2)				30,645
19,071	Express Scripts, Holding Company, (2)				1,033,267
5,614	Humana Inc.				519,183
3,420	Lincare Holdings				88,510
14,052	Medco Health Solutions, Inc., (2)				987,856
24,649	Tenet Healthcare Corporation, (2)				130,886
28,552	UnitedHealth Group Incorporated				1,682,855
11,994	Wellpoint Inc.				885,157
	Total Health Care Providers & Services				6,047,858
	Hotels, Restaurants & Leisure – 1.5%
9,393	International Game Technology				157,708
23,840	McDonald’s Corporation				2,338,704
13,188	MGM Resorts International Inc., (2)				179,621
43,350	The Wendy’s Company				217,184
4,557	Tim Hortons Inc.				243,982
5,749	Wyndham Worldwide Corporation				267,386
	Total Hotels, Restaurants & Leisure				3,404,585
	Household Durables – 0.3%
9,410	KB Home				83,749
7,325	Lennar Corporation, Class A				199,094
16,964	Newell Rubbermaid Inc.				302,129
2,527	Whirlpool Corporation				194,225
	Total Household Durables				779,197
	Household Products – 2.0%
5,228	Colgate-Palmolive Company				511,194
10,147	Kimberly-Clark Corporation				749,762
49,271	Procter & Gamble Company				3,311,504
	Total Household Products				4,572,460
	Industrial Conglomerates – 1.3%
16,204	3M Co.				1,445,559
79,853	General Electric Company				1,602,650
	Total Industrial Conglomerates				3,048,209
	Insurance – 3.2%
20,520	Arthur J. Gallagher & Co.				733,385
23,775	Berkshire Hathaway Inc., Class B, (2)				1,929,341
16,883	Fidelity National Title Group Inc., Class A				304,400
20,130	Genworth Financial Inc., Class A, (2)				167,482
12,560	Kemper Corporation				380,317
26,654	Lincoln National Corporation				702,599
26,240	Marsh & McLennan Companies, Inc.				860,410
16,648	Mercury General Corporation				728,184
14,302	Prudential Financial, Inc.				906,604
12,126	Travelers Companies, Inc.				717,859
	Total Insurance				7,430,581
	Internet & Catalog Retail – 0.7%
7,862	Amazon.com, Inc., (2)				1,592,134
	Internet Software & Services – 2.3%
5,170	Akamai Technologies, Inc., (2)				189,739
27,248	eBay Inc., (2)				1,005,179
5,266	Google Inc., Class A, (2)				3,376,770
22,961	United Online, Inc.				112,279
6,424	VeriSign, Inc., (2)				246,296
27,685	Yahoo! Inc., (2)				421,366
	Total Internet Software & Services				5,351,629
	IT Services – 3.9%
33,321	Automatic Data Processing, Inc.				1,838,986
9,387	Cognizant Technology Solutions Corporation, Class A, (2)				722,330
11,474	Fidelity National Information Services				380,019
24,270	International Business Machines Corporation (IBM)				5,063,936
2,687	Lender Processing Services Inc.				69,862
9,814	Visa Inc.				1,158,052
	Total IT Services				9,233,185
	Leisure Equipment & Products – 0.9%
28,842	Mattel, Inc.				970,822
14,866	Polaris Industries Inc.				1,072,582
	Total Leisure Equipment & Products				2,043,404
	Life Sciences Tools & Services – 0.1%
1,370	Covance, Inc., (2)				65,253
4,213	Life Technologies Corporation, (2)				205,679
	Total Life Sciences Tools & Services				270,932
	Machinery – 2.8%
3,706	Briggs & Stratton Corporation				66,449
14,300	Caterpillar Inc.				1,523,236
5,474	Cummins Inc.				657,099
12,112	Deere & Company				979,861
15,407	Illinois Tool Works, Inc.				880,048
5,351	Pentair, Inc.				254,761
11,866	Snap-on Incorporated				723,470
18,821	Stanley Black & Decker Inc.				1,448,464
	Total Machinery				6,533,388
	Media – 2.1%
12,544	CBS Corporation, Class B				425,367
91,524	Comcast Corporation, Class A				2,746,635
5,612	DIRECTV Group, Inc., (2)				276,896
8,126	Gannett Company Inc.				124,572
5,070	Lamar Advertising Company, (2)				164,319
28,121	New York Times, Class A, (2)				190,942
51,141	Regal Entertainment Group, Class A				695,518
45,144	Sirius XM Radio Inc., (2)				104,283
24,892	World Wrestling Entertainment Inc.				220,792
	Total Media				4,949,324
	Metals & Mining – 0.6%
4,770	Companhia Siderurgica Nacional S.A., Sponsored ADR				45,124
25,129	Freeport-McMoRan Copper & Gold, Inc.				955,907
11,566	Southern Copper Corporation				366,758
3,047	United States Steel Corporation				89,490
	Total Metals & Mining				1,457,279
	Multiline Retail – 0.7%
9,458	Nordstrom, Inc.				527,000
20,117	Target Corporation				1,172,218
	Total Multiline Retail				1,699,218
	Multi-Utilities – 2.0%
14,000	Ameren Corporation				456,120
52,946	CenterPoint Energy, Inc.				1,044,095
8,627	Consolidated Edison, Inc.				503,989
24,563	Dominion Resources, Inc.				1,257,871
29,328	Integrys Energy Group, Inc.				1,554,091
	Total Multi-Utilities				4,816,166
	Oil, Gas & Consumable Fuels – 10.0%
32,095	Chesapeake Energy Corporation				743,641
45,260	Chevron Corporation				4,853,682
21,946	ConocoPhillips				1,668,115
11,317	CONSOL Energy Inc.				385,910
6,936	EOG Resources, Inc.				770,590
100,838	Exxon Mobil Corporation				8,745,680
7,395	Hess Corporation				435,935
20,768	Marathon Oil Corporation				658,346
10,284	Marathon Petroleum Corporation				445,914
22,300	Occidental Petroleum Corporation				2,123,629
24,121	Peabody Energy Corporation				698,544
24,031	Ship Financial International Limited				367,674
17,375	Southwestern Energy Company, (2)				531,675
23,750	StatoilHydro ASA, Sponsored ADR				643,863
18,401	Valero Energy Corporation				474,194
	Total Oil, Gas & Consumable Fuels				23,547,392
	Personal Products – 0.2%
21,857	Avon Products, Inc.				423,152
	Pharmaceuticals – 7.3%
46,538	Abbott Laboratories				2,852,314
663	AstraZeneca PLC, Sponsored ADR				29,497
58,346	Bristol-Myers Squibb Company				1,969,178
30,260	Eli Lilly and Company				1,218,570
57,590	Johnson & Johnson				3,798,636
77,210	Merck & Company Inc.				2,964,864
185,014	Pfizer Inc.				4,192,417
5,422	Sanofi-Aventis, Sponsored ADR				210,103
	Total Pharmaceuticals				17,235,579
	Real Estate Investment Trust – 2.4%
74,736	Annaly Capital Management Inc.				1,182,324
35,857	Brandywine Realty Trust				411,638
14,334	CubeSmart				170,575
16,606	Hospitality Properties Trust				439,561
54,457	Lexington Corporate Properties Trust				489,568
49,474	Senior Housing Properties Trust				1,090,902
25,118	Ventas Inc.				1,434,238
19,112	Weyerhaeuser Company				418,935
	Total Real Estate Investment Trust				5,637,741
	Road & Rail – 0.6%
13,398	Union Pacific Corporation				1,440,017
	Semiconductors & Equipment – 2.7%
16,514	Analog Devices, Inc.				667,166
35,188	Applied Materials, Inc.				437,739
959	First Solar Inc., (2)				24,023
114,433	Intel Corporation				3,216,712
17,829	Microchip Technology Incorporated				663,239
19,215	NVIDIA Corporation, (2)				295,719
27,352	Texas Instruments Incorporated				919,301
	Total Semiconductors & Equipment				6,223,899
	Software – 4.1%
16,588	Adobe Systems Incorporated, (2)				569,134
8,286	Autodesk, Inc., (2)				350,664
172,158	Microsoft Corporation				5,552,096
82,095	Oracle Corporation				2,393,890
5,607	Salesforce.com, Inc., (2)				866,338
	Total Software				9,732,122
	Specialty Retail – 3.0%
6,646	Abercrombie & Fitch Co., Class A				329,708
22,224	American Eagle Outfitters, Inc.				382,031
14,239	Best Buy Co., Inc.				337,180
17,720	Gap, Inc.				463,201
36,179	Home Depot, Inc.				1,820,165
18,929	Limited Brands, Inc.				908,592
40,171	Lowe’s Companies, Inc.				1,260,566
7,658	Tiffany & Co.				529,398
26,776	TJX Companies, Inc.				1,063,275
	Total Specialty Retail				7,094,116
	Textiles, Apparel & Luxury Goods – 0.6%
9,241	VF Corporation				1,349,001
	Thrifts & Mortgage Finance – 0.3%
52,401	New York Community Bancorp Inc.				728,898
	Tobacco – 2.2%
57,006	Altria Group, Inc.				1,759,775
29,796	Philip Morris International				2,640,224
20,536	Reynolds American Inc.				851,012
	Total Tobacco				5,251,011
	Trading Companies & Distributors – 0.3%
3,200	W.W. Grainger, Inc.				687,388
	Wireless Telecommunication Services – 0.1%
54,217	Sprint Nextel Corporation, (2)				154,514
3,446	Vodafone Group PLC, Sponsored ADR				95,347
	Total Wireless Telecommunication Services				249,861
	Total Common Stocks (cost $188,065,690)				239,679,357

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
		Short-Term Investments – 3.4%
$ 8,077	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/12, repurchase price $8,077,153, collateralized by $7,605,000 U.S. Treasury Notes, 2.625%, due 4/30/16, value $8,241,919	0.010%	4/02/12		$ 8,077,146
	Total Short-Term Investments (cost $8,077,146)				8,077,146
	Total Investments (cost $196,142,836) – 105.1%				247,756,503
	Other Assets Less Liabilities – (5.1)% (3)				(12,020,771)
	Net Assets – 100%				235,735,732

Investments in Derivatives at March 31, 2012 Call Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value
	Call Options Written – (3.3)%
(160)	S&P 500 Index	$ (21,200,000)	4/21/12	$1,325.0	$ (1,358,400)
(158)	S&P 500 Index	(21,330,000)	4/21/12	1,350.0	(973,280)
(169)	S&P 500 Index	(23,660,000)	4/21/12	1,400.0	(361,660)
(175)	S&P 500 Index	(24,062,500)	4/21/12	1,375.0	(700,000)
(184)	S&P 500 Index	(24,380,000)	5/19/12	1,325.0	(1,644,960)
(159)	S&P 500 Index	(21,465,000)	5/19/12	1,350.0	(1,085,970)
(167)	S&P 500 Index	(22,962,500)	5/19/12	1,375.0	(814,960)
(183)	S&P 500 Index	(25,620,000)	6/16/12	1,400.0	(746,640)
(1,355)	Total Call Options Written (premiums received $5,349,873)	$(184,680,000)			$ (7,685,870)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

		Level 1		Level 2	Level 3	Total
Long-Term Investments:
Common Stocks		$239,679,357		$ —	—	$239,679,357
Short-Term Investments:
Repurchase Agreements		—		8,077,146	—	8,077,146
Derivatives:
Call Options Written		(7,685,870)		—	—	(7,685,870)
Total		$231,993,487		$8,077,146	$ —	$240,070,633

During the period ended March 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

Location on the Statements of Assets and Liabilities
Underlying	Derivative	Asset Derivatives			Liability Derivatives
Risk Exposure	Instrument	Location	Value		Location	Value
Equity Price	Options	—	$ —		Call options written, at value	$ 7,685,870

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding investments in derivatives) was $196,164,167.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2012, were as follows:

Gross unrealized:
Appreciation						$ 70,553,406
Depreciation						(18,961,070)
Net unrealized appreciation (depreciation) of investments						$ 51,592,336

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Other Assets Less Liabilities includes the Value of derivative instruments as noted in Investments in Derivatives at March 31, 2012.
(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(5)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium and Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2012